Ordinary Shares - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands		12 Months Ended
	Sep. 18, 2015 Vote $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 06, 2021 USD ($)	Aug. 29, 2018 USD ($)	Sep. 18, 2015 ¥ / shares shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	1,000,000,000											1,000,000,000
Ordinary shares, par value | (per share)	$ 0.00005											¥ 0.0003
Ordinary shares, shares issued	1											1
Transferred to designated agent account for share repurchase | ¥		¥ 6,742	¥ 4,866
Class A Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized							796,062,195		796,062,195
Ordinary shares, par value | $ / shares						$ 0.00005		$ 0.00005
Ordinary shares, shares issued							2,982,516		2,085,939
Common stock, voting right					Class A ordinary share is entitled to one vote
Number of vote each ordinary shares entitled | Vote	1
Authorized amount under share repurchase program | $										$ 15,000	$ 50,000
Number of shares repurchased		117,432	60,325	163,884
Stock Repurchased During Period, Value | ¥				¥ 26,579			¥ 7,985		¥ 3,623
Conversion of shares		521,577	107,318	148,438
Class B Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized							826,389		826,389
Ordinary shares, par value | $ / shares						0.00005		0.00005
Ordinary shares, shares issued							826,389		826,389
Common stock, voting right					Class B ordinary share is entitled to seven votes
Number of vote each ordinary shares entitled | Vote	7
Class of each ordinary shares convertible into class A ordinary shares	1											1
Class C Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized							203,111,416		203,111,416
Ordinary shares, par value | $ / shares						$ 0.00005		$ 0.00005
Ordinary shares, shares issued							3,481,353		4,002,930
Common stock, voting right					Class C ordinary share is entitled to ten votes
Number of vote each ordinary shares entitled | Vote	10
Class of each ordinary shares convertible into class A ordinary shares	1											1
Conversion of shares		521,577	107,318	148,438
American Depository Shares
Ordinary Shares [Line Items]
Number of shares repurchased		234,865	120,650	4,097,195